Barter transactions	12 Months Ended
Jun. 30, 2018
Barter Transactions
Barter transactions
32.	Barter transactions

The Group generally enters into barter transactions with third-party developers in the ordinary course of business. By virtue of these transactions, the Group generally exchanges undeveloped plots of land for units to be constructed and received in the future. Following is a description of pending transactions that have not yet been perfected by the third parties as of June 30, 2018:

Beruti

On October 13, 2010, the Group and TGLT entered into an agreement to barter a plot of land located at Beruti 3351/59 in the city of Buenos Aires for cash and future residential apartments to be constructed by TGLT on the mentioned land. The transaction, which was subject to certain precedent conditions including the completion by TGLT of its initial public offering, was agreed upon at USD 18.8 million. TGLT constructed an apartment building with residential and commercial parking space. In consideration, TGLT had to transfer to IRSA Propiedades Comerciales S.A. (i) a number of apartments to be determined representing 17.33% of total square meters of residential space; (ii) a number of parking spaces to be determined representing 15.82% of total square meters of parking space; (iii) all spaces reserved for commercial parking in the future building and (iv) the amount of USD 10.7 million payable upon delivering the deeds of title on the land. TGLT completed its initial public offering in the Buenos Aires Stock Exchange on October 29, 2010 and therefore the precedent condition for the transaction was fulfilled on that date. TGLT paid the mentioned USD 10.7 million on November 5, 2010. On December 16, 2010, the title deed to the Beruti plot of land was executed. To secure performance of obligations assumed by TGLT under the deed of sale, a mortgage was granted in favour of IRSA Propiedades Comerciales S.A..

An association named Asociación Amigos Alto Palermo presented an injunction requesting that the construction is prohibited and obtained a suspension interim measure for this purpose. Later, the Court of Appels from the Autonomous City of Buenos Aires ordered the lifting of such interim measure. On December 4, 2013 the delivery terms for committed units were extended for 11 months and on November 4, 2014 a new 11-month extension was signed. On June 11, 2015 final judgment was rendered in favour of IRSA Propiedades Comerciales and TGLT.

On December 30, 2016, TGLT S.A. and IRSA Propiedades Comerciales executed a possession conveyance deed in wich TGLT is not able to execute the relevant title conveyance deed, as it had not completed registration of the Condominium interest as contracted.

During the fiscal year ended June 30, 2018, third parties were assigned the right to notarize in public deeds part of the units, which generated income of Ps. 94.3 million.

As already explained, the remaining part of the transactions continues to be classified as a barter.

Conil

On November 5, 2014, the Group executed a conveyance deed evidencing a swap and mortgage transaction in favour of Darío Palombo (acting as Trustee of “Fideicomiso Esquina Guemes”) to convey title on four plots of land located in Avellaneda district. The agreement provides for the development by the Trust of two building construction undertakings. In consideration for such work, the compensation agreed included the amount of USD 0.01 million and delivery, within 24 months as from such agreement execution, of two functional units for commercial purposes and one functional unit for office purposes (the non-monetary compensation was valued at USD 0.7 million).

On June 26, 2018, an extension of the barter transaction was signed, in which the buyer undertakes to deliver the public deed in a maximum period of 54 months for BUILDING "A" and 80 months for the BUILDING " B ", both counting from November 5, 2014.

In the same act, a delivery commitment was signed for a department unit with an approximate area of 57.5 sm, located on the 4th floor, along with a 14 m2 garage located on the ground floor, both belonging to Building 'B' as payment for the fines due from the failure of delivery of possession of the units of both buildings, until date of signature of extension of the barter transaction, which is equivalent to USD 291,600.

Coto Residential Project

The Group owns air space of approximately 23,000 square meters above Hipermercado Coto near the Abasto Shopping Mall at the heart of the Autonomous City of Buenos Aires. On September 24, 1997, the Group and Coto Centro Integral de Comercialización S.A. (Coto) granted a title deed by which the Group acquired the rights to receive the parking spaces and the rights to increase the height of the building located between the Agüero, Lavalle, Guardia Vieja and Gallo streets, in the Abasto neighbourhood.

On June 2016, a conditional Exchange Agreement was executed for a one year term, to be later formalized through the execution of a conveyance deed. The project will be a residential development for a consideration of apartments covering an area of 3,621 square meters plus payment of USD 1 million. The consideration will be delivered no later than June 2021 for Tower I, and no later than September 2022 for Tower II. The value in the bill of sale was set at USD 7.5 million.

Córdoba Shopping Project

The Group owns a plot of land next to Córdoba Shopping, with building capacity of approximately 17,300 square meters, at the heart of Cordoba City.

In May 2016, an Exchange Agreement was executed for a building of 13,500 square meters, subject to conditions for a term of one year, after which it may be formalized through a title conveyance deed. The project will be a mixed development, combining residential and office space, and the consideration will include apartments covering 2,160 square meters, parking space, and procedures to obtain permits, combinations and subdivisions of 3 plots of land. Delivery of the consideration will take place no later than May 2021 for Tower I and no later than July 2023 for Tower II. The Exchange Value was set at USD 4 million.

The two mentioned contracts that are part of the Coto residential project and the Córdoba Shopping exchange project include conditions precedent and/or suspensive clauses. Since suspensive clauses have not materialized yet, the real property involved is classified as trading properties.